Document and Entity Information	Apr. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001286225
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	RealPage, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34846
Entity Tax Identification Number	75-2788861
Entity Address, Address Line One	2201 Lakeside Boulevard
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75082-4305
City Area Code	(972)
Local Phone Number	820-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	RP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false